SHAREHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SHAREHOLDERS’ EQUITY

23.	SHAREHOLDERS’ EQUITY

23.a)	Paid-in capital

The fully subscribed and paid-in capital as of December 31, 2023 and 2022 is R$10,240,000, divided into 1,326,093,947 common and book-entry shares, with no par value. Each common share entitles to one vote in the resolutions of the General Meeting.

23.b)	Authorized capital

The Company’s bylaws in effect on December 31, 2023 define that the share capital may be increased to up to 2,400,000,000 shares, by decision of the Board of Directors, regardless of amendments to the bylaws.

23.c)	Legal reserve

It is constituted at the rate of 5% of the net income calculated in each fiscal year, before any other allocation, pursuant to art. 193 of Law 6,404/86, up to a limit of 20% of the capital stock.

23.d)	Ownership structure

As of December 31, 2023 and 2022, the Company’s ownership structure was as follows:

			12/31/2023			12/31/2022
	Number of common shares	% of total shares	% of voting capital	Number of common shares	% of total shares	% of voting capital
Vicunha Aços S.A. (*)	543,617,803	40.99%	40.99%	679,522,254	51.24%	51.24%
Rio Iaco Participações S.A. (*)	45,706,242	3.45%	3.45%	45,706,242	3.45%	3.45%
CFL Ana Participações S.A. (*)	135,904,451	10.25%	10.25%	0	0.00%	0.00%
NYSE (ADRs)	273,702,845	20.64%	20.64%	254,520,040	19.19%	19.19%
Other shareholders	327,162,606	24.67%	24.67%	346,345,411	26.12%	26.12%
Outstanding shares	1,326,093,947	100.00%	100.00%	1,326,093,947	100.00%	100.00%

(*)	Controlling group companies.

23.e)	Treasury shares

As of December 31, 2023, the Company had no treasury share position:

Program	Board’s Authorization	Authorized quantity	Program period	Average buyback price	Minimum and maximum buyback price	Number bought back	Share cancelation	Sale of shares	Balance in treasury
	04/20/2018	30,391,000	From 4/20/2018 to 4/30/2018	Not applicable	Not applicable			22,981,500	7,409,500
1º	06/21/2021	24,154,500	From 06/22/2021 to 12/22/2021	R$ 21.82	R$20.06 and R$23.22	24,082,000			31,491,500
2º	6/12/2021	30,000,000	From 12/07/2021 to 6/30/2022	R$ 25.00	R$17.20 and R$26.76	29,938,600			61,430,100
	05/18/2022			Not applicable	Not applicable		61,430,100
3º	05/18/2022	58,000,000	From 05/19/2022 to 05/18/2023

At a Board of Directors Meeting held on May 18, 2022, the Company approved (i) the closing of the share repurchase program, (ii) cancellation of 61,430,100 common shares held in treasury with no change in the Company's capital stock, which is now represented by 1,326,093,947 common book-entry shares without nominal value.

23.f)	Earnings per share

The earnings per share are shown below:

	12/31/2023	12/31/2022	12/31/2021
	Common Shares
(Loss)/profit for the year	(318,206)	1,554,060	12,258,628
Weighted average number of shares	1,326,093,947	1,327,028,614	1,376,362,149
Basic and diluted (loss)/earnings per share	(0.23996)	1.17108	8.90654

Accounting Policy

Share capital

Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction from the amount raised, net of taxes.

Earnings (loss) per share

Basic earnings (loss) per share is calculated using the net income (loss) for the year attributable to the Company’s controlling shareholders and the weighted average number of outstanding common shares in the respective period. Diluted earnings (loss) per share is calculated using the aforementioned average of outstanding shares, adjusted by instruments potentially convertible into shares, with a dilutive effect, in the periods presented. The Company does not have potential instruments convertible into shares and, consequently, the diluted and basic earnings (loss) per share are the same.

Treasury shares

When the Company purchases shares of the capital stock of the Company itself (treasury shares), the amount paid, including any directly attributable additional costs (net of income tax), is deducted from the equity attributable to the shareholders of the Company until the shares are canceled or disposed of. When such shares are subsequently disposed of, any amounts received, net of any directly attributable additional transaction costs and the respective income tax and social contribution effects, are included in the equity attributable to the Company’s shareholders.

Result per share

Basic and diluted earnings (loss) per share was calculated based on the profit attributable to CSN’s controlling shareholders divided by the weighted average number of common shares outstanding during the period, excluding common shares purchased and held as treasury shares. The Company does not hold potential dilutable common shares in circulation that could result in the dilution of earnings per share.

Non-controlling interest and transactions

The Company considers transactions with non-controlling interests as transactions with owners of the Company’s assets. For non-controlling interests, the difference between any consideration paid and the acquired portion of the carrying amount of the subsidiary’s net assets is recorded in equity. Gains or losses on disposals for non-controlling interests are also recorded directly in equity.

When the Company ceases to have control, any interest held in the entity is remeasured at fair value, with the change in carrying amount recognized in the income statement. The fair value is the initial carrying amount for the subsequent accounting of the retained interest in an associate, a joint venture or a financial asset. In addition, any amounts previously recognized in other comprehensive income related to that entity are accounted for as if the Company had directly disposed of the related assets or liabilities. This means that the amounts previously recognized in other comprehensive income are reclassified to income.